Average Annual Total Returns (American Bond Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
Series I, American Bond Trust
Average Annual Total Returns
One Year	6.03%
Five Year	3.34%
Ten Year	4.68%
Date of Inception	Nov. 02, 2005
Series II, American Bond Trust
Average Annual Total Returns
One Year	5.97%
Five Year	3.20%
Ten Year	4.53%
Date of Inception	Jul. 29, 2005
Series III, American Bond Trust
Average Annual Total Returns
One Year	6.41%
Five Year	3.39%
Ten Year	4.98%
Date of Inception	Jan. 02, 2008